Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2011 Estimate Of Fair Value Fair Value Disclosure [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2011 Fair Value Inputs Level 1 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Fair Value Inputs Level 1 [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2011 Fair Value Inputs Level 2 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Fair Value Inputs Level 2 [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2011 Fair Value Inputs Level 3 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Fair Value Inputs Level 3 [Member] Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents						$ 1,112			$ 1,112		$ 0		$ 0
Marketable equity securities						82			82		0		0
Mandatory convertible bonds						(760)			(760)		0		0
Embedded derivative						(1)			0		(1)		0
Option Component Of Convertible Bonds						(92)			0		(92)		0
Long-lived assets abandoned								0		0		0		0
Associates and equity accounted joint ventures								7		7		0		0
Investment in associates	(10)	(24)	(9)				(10)
Assets, Fair Value Disclosure, Nonrecurring								7		7		0		0
(Losses) Gains on Sales of Assets and Asset Impairment Charges							(27)
Long-lived assets abandoned	(17)	(91)	(8)				(17)
Debt Instrument Convertible Inputs Of Conversion Feature [Abstract]
Market quoted bond price (percent)				111.50%
Fair value of bond excluding conversion feature (percent)				98.90%
Fair value of conversion feature (percent)				12.60%
Total issued bond value ($ million)				$ 732.5	$ 732.5